Accumulated other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other comprehensive income/(loss), net of tax:
Accumulated other comprehensive income, beginning	$ 100	$ (650)
Total net foreign currency translation adjustments	643	131
Total defined benefit pension adjustment	(2,199)	287
Total unrealized loss on securities reclassified to accumulated deficit		375
Total adjustment from liquidation of group companies	(21)	(43)
Total adjustment from sale of QuoVadis Group	34
Total adjustment from change in Ownership	(10)
Total other comprehensive income/(loss), net	(1,553)	750
Accumulated other comprehensive income, ending	$ (1,453)	$ 100